Information About Geographic Areas (Tables)	9 Months Ended
Sep. 30, 2012
Revenues by Geographic Area, Based on Billing Location of Customer

Revenues by geographic area, based on the billing location of the customer, were as follows for the periods presented (in thousands):

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Revenues by geography
North America	$14,062	$31,396	$69,333	$27,919	$51,901	$65,929	$120,124
Europe	5,018	10,708	20,093	8,693	18,842	21,856	42,027
Asia Pacific and other	235	1,225	3,215	1,332	2,632	1,109	6,399

Total revenues	$19,315	$43,329	$92,641	$37,944	$73,375	$88,894	$168,550

Long-lived Assets by Geographic Area

Long-lived assets by geographic area were as follows (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Long-lived assets:
North America	$1,013	$7,859	$15,820	$28,561
Europe	500	1,391	4,537	9,320
Asia Pacific and other	185	217	338	1,205

Total long-lived assets	$1,698	$9,467	$20,695	$39,086